INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN ASSOCIATES [Abstract]
INVESTMENTS IN ASSOCIATES
9.	INVESTMENTS IN ASSOCIATES

	2020										2019
					Issuer Information
	Description of securities				Last financial statemets issued

Name and issuer	Face value	Amount	Cost	Book value	Main business	Date	Common stock	Net (loss) / income for the year / period	Shareholders equity	% of Common Stock	Book value

Transporte y Servicios de Gas en Uruguay S.A.	Ps. Uru. 1	196,000	248	8,540	Pipeline maintenance	09/30/2020	28	(868)	17,428	49.00	9,022

Emprendimientos de Gas					Pipeline
del Sur S.A. (in liquidation)	$1	116,130	2,757	490	construction	09/30/2020	237	(131)	1,000	49.00	569
					and operation services

					Pipeline
Gas Link S.A.	$1	502,962	11,701	119,365	construction	09/30/2020	1,026	27,254	622,779	49.00	97,497
					and operation services

Total				128,395							107,088